NOTE PAYABLE (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 1,404,280	$ 364,306	$ 250,000
Senior Secured Promissory Note [Member]
Total		100,000	250,000
Unsecured Promissory Demand Note [Member]
Total	5,000	5,000
Promissory Demand Note [Member]
Total	150,000	150,000
Unsecured Promissory Demand Note One [Member]
Total	109,306	109,306
Unsecured Promissory Demand Note Two [Member]
Total	3,474
Senior Secured Promissory Note One [Member]
Total	504,500
Senior Secured Promissory Note Two [Member]
Total	250,000
Senior Secured Promissory Note Three [Member]
Total	153,000
Senior Secured Promissory Note Four [Member]
Total	$ 229,000